Goodwill - Key assumptions for cash-generating units (Details)	Sep. 30, 2025	Sep. 30, 2024
Maximum
Disclosure of information for cash-generating units [line items]
Long-term growth rate of net operating cash flows		2.00%
Western and Southern Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.70%	10.30%
Long-term growth rate of net operating cash flows	2.00%	2.00%
U.S. Commercial and State Government
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	11.30%	11.40%
Long-term growth rate of net operating cash flows	2.00%	2.00%
U.S. Federal
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	11.40%	10.30%
Long-term growth rate of net operating cash flows	2.00%	2.00%
Canada
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.10%	10.90%
Long-term growth rate of net operating cash flows	2.00%	2.00%
Scandinavia, Northwest and Central- East Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.50%
Long-term growth rate of net operating cash flows	2.00%
Scandinavia and Central Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC		10.00%
Long-term growth rate of net operating cash flows		2.00%
U.K. and Australia
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	11.10%	11.50%
Long-term growth rate of net operating cash flows	2.00%	2.00%
Germany
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	10.10%
Long-term growth rate of net operating cash flows	1.90%
Northwest And Central-East Europe
Disclosure of information for cash-generating units [line items]
Pre-tax WACC		10.20%
Long-term growth rate of net operating cash flows		2.00%
Finland, Poland and Baltics
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.90%	10.30%
Long-term growth rate of net operating cash flows	2.00%	2.00%
Asia Pacific
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	15.90%	17.80%
Long-term growth rate of net operating cash flows	2.00%	2.00%